THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE - TRADED FUNDS — 95.1%

	Shares	Value

UNITED STATES — 95.1%
iShares MSCI Canada ETF (A)	36,962	$1,305,128
iShares MSCI EAFE Value ETF	87,152	3,863,448
iShares MSCI Mexico ETF (A)	42,100	1,970,280
iShares MSCI Taiwan ETF	23,675	1,214,291
iShares MSCI United Kingdom ETF	43,130	1,333,148
Vanguard FTSE Developed Markets ETF (A)	117,279	5,038,306
Vanguard Total International Stock ETF (A)	131,560	7,037,144
WisdomTree Europe Hedged Equity Fund (A)	19,146	1,353,431
WisdomTree Japan Hedged Equity Fund	21,576	1,398,556
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (A)	59,993	1,273,052

		25,786,784

TOTAL EXCHANGE - TRADED FUNDS
(Cost $28,074,008)		25,786,784

SHORT-TERM INVESTMENTS — 36.6%(B)

First American Government Obligations Fund, Cl X, 1.370%	1,042,922	1,042,922
Mount Vernon Liquid Assets Portfolio, LLC, 2.300%(C)	8,875,668	8,875,668

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,918,590)		9,918,590

TOTAL INVESTMENTS — 131.7%
(Cost $37,992,598)		$35,705,374

Percentages are based on Net Assets of $27,107,396.

(A)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $8,676,101.
(B)	Rate shown is the 7-day effective yield as of July 31, 2022.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2022 was $8,875,668.

Cl — Class

ETF — Exchange Traded Fund

EAFE — Europe, Australasia, Far East

FTSE — Financial Times Stock Exchange

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2022 (Unaudited)

CSM-QH-001-3800

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